Subsequent Events - Additional Information (Detail) - shares	Oct. 09, 2020	Jun. 30, 2020	Sep. 30, 2020
Subsequent Event [Line Items]
Number of shares forfeited	750,000	750,000
Common stock, shares outstanding	5,000,000
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding		5,750,000	5,750,000
Common stock, shares issued		5,750,000	5,750,000
Subsequent Event [Member] | Class B Ordinary Shares [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Number of shares forfeited	750,000	750,000
Subsequent Event [Member] | Class B Ordinary Shares [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares forfeited	750,000
Common stock, shares outstanding	5,000,000
Common stock, shares issued	5,000,000